INCOME TAX - Reconciliation of income tax expense (benefit) (Details)	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
INCOME TAX
Income tax (benefits) expenses calculated at PRC statutory rates	¥ (12,858,953)	$ (1,769,451)	¥ (15,364,513)	¥ 23,418,880
Nondeductible expenses and others	427,969	58,890	539,247	263,655
Effect of tax rate differential	9,080,982	1,249,585	7,949,048	(24,061,020)
Benefit of revenue exempted from enterprise income tax	19,714	2,713	(18,814)	(1,799)
Change in valuation allowances	3,330,318	458,267	6,913,371	(233,590)
Income tax expenses (benefit)	¥ 30	$ 4	¥ 18,339	¥ (613,874)